UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006
Hennessy Cornerstone Growth Fund, Series II (Unaudited)

	Shares	Value
COMMON STOCKS - 99.75%
Consumer Discretionary - 15.72%
AnnTaylor Stores Corp. (a)	119,200	$4,989,712
Casual Male Retail Group, Inc. (a)	463,500	6,363,855
Dillard's Inc.	164,300	5,377,539
DSW, Inc. (a)	146,100	4,602,150
Gentek, Inc. (a)	170,900	4,718,549
Gymboree Corp. (a)	148,200	6,251,076
Interstate Hotels & Resorts, Inc. (a)	521,600	5,622,848
		37,925,729
Consumer Staples - 7.37%
Archer-Daniels-Midland Co.	115,600	4,378,928
National Beverage Corp.	298,100	3,550,371
Wild Oats Markets, Inc. (a)	270,300	4,370,751
Wimm-Bill-Dann Foods OJSC - ADR (b)	123,300	5,489,316
		17,789,366
Energy - 16.10%
Alon USA Energy, Inc.	142,300	4,196,427
Crosstex Energy, Inc.	52,500	4,702,425
FMC Technologies, Inc. (a)	71,700	3,850,290
Frontier Oil Corp.	144,300	3,835,494
Holly Corp.	99,900	4,328,667
Marathon Oil Corp.	55,100	4,237,190
Matrix Service Co. (a)	420,400	5,503,036
NATCO Group, Inc. (a)	135,200	3,893,760
World Fuel Services Corp.	106,100	4,291,745
		38,839,034
Financials - 8.09%
EMC Insurance Group, Inc.	154,800	4,464,432
Harleysville Group, Inc.	148,700	5,203,013
Meadowbrook Insurance Group, Inc. (a)	463,500	5,219,010
Safety Insurance Group, Inc.	95,000	4,622,700
		19,509,155
Health Care - 2.12%
AMN Healthcare Services, Inc. (a)	215,700	5,122,875
Industrials - 29.24%
Ampco-Pittsburgh Corp.	165,000	5,103,450
AMR Corp. (a)	194,800	4,507,672
Arkansas Best Corp.	101,600	4,371,848
Celadon Group, Inc. (a)	254,500	4,234,880
Cenveo, Inc. (a)	268,300	5,049,406
Clean Harbors, Inc. (a)	132,200	5,757,310
Continental Airlines, Inc. (a)	165,700	4,690,967
Cummins, Inc.	41,900	4,995,737
Lincoln Electric Holdings, Inc.	81,500	4,437,675
Old Dominion Freight Line (a)	138,600	4,162,158
PAM Transportation Services (a)	157,300	3,941,938
Ryder System, Inc.	88,600	4,578,848
Saia, Inc. (a)	176,300	5,747,380
Standard Parking Corp. (a)	166,500	5,224,770
Universal Truckload Services, Inc. (a)	143,200	3,718,904
		70,522,943
Information Technology - 8.93%
Belden CDT, Inc.	160,400	6,132,092
Cray, Inc. (a)	430,300	4,784,936
Gerber Scientific, Inc. (a)	351,800	5,269,964
Mentor Graphics Corp. (a)	379,700	5,346,176
		21,533,168
Materials - 5.89%
AEP Industries, Inc. (a)	127,000	5,327,650
Arch Chemicals, Inc.	138,200	3,931,790
Chaparral Steel Co.	145,100	4,942,106
		14,201,546
Telecommunication Services - 2.25%
Qwest Communications International (a)	622,900	5,431,688
Utilities - 4.04%
The AES Corp. (a)	243,500	4,964,965
OGE Energy Corp.	132,100	4,770,131
		9,735,096
TOTAL COMMON STOCKS (Cost $236,796,239)		$240,610,600
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.47%
Discount Notes - 0.42%
Federal Home Loan Bank Discount Note
5.2000%	$1,026,000	$1,025,879
Total Discount Notes (Cost $1,025,879)		1,025,879
Variable Rate Demand Notes# - 0.05%
American Family Financial Services
4.9427%	35,608	35,608
Wisconsin Corporate Central Credit Union
4.9938%	80,299	80,299
Total Variable Rate Demand Notes (Cost $115,907)		115,907
TOTAL SHORT TERM INVESTMENTS (Cost $1,141,786)		$1,141,786
Total Investments (Cost $237,938,025) - 100.22%		$241,752,386
Liabilities in Excess of Other Assets - (0.22)%		(529,428)
TOTAL NET ASSETS - 100.00%		$241,222,958

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of September 30, 2006.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$237,938,025
Gross unrealized appreciation	16,916,477
Gross unrealized depreciation	(13,102,116)
Net unrealized appreciation	$3,814,361

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds Trust

By (Signature and Title) /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date 11/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy
Neil J. Hennessy
President (Principal Executive Officer)

Date 11/28/06

By (Signature and Title)* /s/ Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer
(Principal Executive Officer)

Date 11/28/06